Label	Element	Value
CR Prospectus | Royce Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2019

Royce Micro-Cap Fund

A contractual investment advisory fee rate reduction for Royce Micro-Cap Fund that was previously approved by the Board of Trustees of The Royce Fund will become effective today.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Micro-Cap Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Effective today, the annual fund operating expense table and the expense example are deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate and expense reimbursements.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	July 15, 2019
CR Prospectus | Royce Micro-Cap Fund | Consultant Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.31%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,646

[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate and expense reimbursements.